INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

11.     INCOME TAXES

Allocation of federal and state income taxes between current and deferred portions is as follows:

	Years Ended
	December 31,
	2011	2010
	(In thousands)
Current tax provision:
Federal	$535	$679
State	134	180
	669	859
Deferred tax provision (benefit):
Federal	(69)	13
State	(17)	-
	(86)	13

Change in valuation allowance	-	(17)

Total tax provision	$583	$855

The differences between the statutory federal income tax rate and the effective tax rates are summarized as follows:

	Years Ended
	December 31,
	2011	2010

Statutory rate	34.0%	34.0%
Increase (decrease) resulting from:
State taxes, net of federal tax benefit	4.8	5.1
Bank-owned life insurance	(2.1)	(1.5)
Stock compensation plans	(0.3)	(0.5)
Other, net	0.1	-

Effective tax rates	36.5%	37.1%

The components of the net deferred tax asset included in other assets are as follows:

	At December 31,
	2011	2010
	(In thousands)
Deferred tax assets:
Federal	$954	$850
State	278	250
	1,232	1,100
Deferred tax liabilities:
Federal	(549)	(504)
State	(129)	(119)
	(678)	(623)

Net deferred tax asset	$554	$477

The tax effects of each item that gives rise to deferred taxes are as follows:

	At December 31,
	2011	2010
	(In thousands)

Deferred compensation	$429	$385
Net unrealized gain on securities available for sale	(74)	(65)
Depreciation and amortization	(359)	(348)
Allowance for loan losses	728	659
Mortgage servicing rights	(183)	(168)
Other, net	13	14

Net deferred tax asset	$554	$477

A summary of the change in the net deferred tax asset is as follows:

	Years Ended
	December 31,
	2011	2010
	(In thousands)

Balance at beginning of period	$477	$469
Deferred tax provision	86	4
Deferred tax effects of net unrealized gain (loss) on securities available for sale	(9)	4

Balance at end of period	$554	$477

The federal income tax reserve for loan losses at the Company’s base year is $723,000.  If any portion of the reserve is used for purposes other than to absorb loan losses, approximately 150% of the amount actually used (limited to the amount of the reserve) would be subject to taxation in the fiscal year in which it is used.  As the Company intends to use the reserve solely to absorb loan losses, a deferred tax liability of $289,000 has not been provided.

Uncertain tax positions

It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities.  As of December 31, 2011 and 2010 there were no material uncertain tax positions related to federal and state income tax matters.  The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended June 30, 2008 through December 31, 2011.